FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 2011

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Harvey Partners, LLC
                      ---------------------

              Address:  610 Fifth Avenue, Suite 311
                        ---------------------------
                        New York, New York  10020
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 12901
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey C. Moskowitz
           --------------------

Title:     Managing Member
           -----------------

Phone:     212-782-3737
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz           New York, NY              November 14, 2011
-------------------------        ----------------           -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:       49
---------------------------------------       --


Form 13F Information Table Value Total:       $215,287    (thousands)
---------------------------------------       ----------------------


List of Other Included Managers:     None
--------------------------------     ----

                              Harvey Partners, LLC
                           Form 13F Information Table
                               September 30, 2011



                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     1240   260000 SH       SOLE                   260000      0        0
ALCOA INC                      CALL             013817901        9      250 SH  CALL SOLE                      250      0        0
ALLIANCE ONE INTL INC          COM              018772103     3782  1550000 SH       SOLE                  1550000      0        0
AUDIOCODES LTD                 ORD              M15342104     3307  1060000 SH       SOLE                  1060000      0        0
CAL DIVE INTL INC DEL          COM              12802T101     3343  1750000 SH       SOLE                  1750000      0        0
CHART INDS INC                 COM PAR $.01     16115Q308     1530    36268 SH       SOLE                    36268      0        0
CVR ENERGY INC                 COM              12662P108     4528   214207 SH       SOLE                   214207      0        0
EARTHLINK INC                  COM              270321102    10448  1600000 SH       SOLE                  1600000      0        0
EARTHLINK INC                  CALL             270321902      254     7250 SH  CALL SOLE                     7250      0        0
ENCORE WIRE CORP               COM              292562105     6071   295000 SH       SOLE                   295000      0        0
ENPRO INDS INC                 COM              29355X107     6084   205000 SH       SOLE                   205000      0        0
FEDEX CORP                     CALL             31428X906       14     1500 SH  CALL SOLE                     1500      0        0
GRAFTECH INTL LTD              COM              384313102     1905   150000 SH       SOLE                   150000      0        0
GRANITE CONSTR INC             COM              387328107     7696   410000 SH       SOLE                   410000      0        0
HILLENBRAND INC                COM              431571108    18860  1025000 SH       SOLE                  1025000      0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     7210  1400000 SH       SOLE                  1400000      0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507     3240   325000 SH       SOLE                   325000      0        0
LANDEC CORP                    COM              514766104     6304  1185000 SH       SOLE                  1185000      0        0
LIBBEY INC                     COM              529898108     8432   800000 SH       SOLE                   800000      0        0
MARTIN MARIETTA MATL INC       COM              573284106     4425    70000 SH       SOLE                    70000      0        0
METALICO INC                   COM              591176102     3218   825000 SH       SOLE                   825000      0        0
MONSTER WORLDWIDE INC          COM              611742107     3590   500000 SH       SOLE                   500000      0        0
NEOPHOTONICS CORP              COM              64051T100     2236   325000 SH       SOLE                   325000      0        0
NUTRI SYS INC NEW              COM              67069D108     6176   510000 SH       SOLE                   510000      0        0
ODYSSEY MARINE EXPLORATION I   COM              676118102     5530  2247800 SH       SOLE                  2247800      0        0
OIL DRI CORP AMER              COM              677864100     6224   335000 SH       SOLE                   335000      0        0
PULSE ELECTRONICS CORP         COM              74586W106      744   260000 SH       SOLE                   260000      0        0
QUANTUM CORP                   COM DSSG         747906204     1312   725000 SH       SOLE                   725000      0        0
REDDY ICE HLDGS INC            COM              75734R105     2313  1850000 SH       SOLE                  1850000      0        0




SANMINA SCI CORP               COM NEW          800907206     3340   500000 SH       SOLE                   500000      0        0
SCHIFF NUTRITION INTL INC      COM              806693107     8310   750000 SH       SOLE                   750000      0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     7193   700000 SH       SOLE                   700000      0        0
SEAGATE TECHNOLOGY PLC         PUT              G7945M957      138     2500 SH  PUT  SOLE                     2500      0        0
SILICON IMAGE INC              COM              82705T102     2407   410000 SH       SOLE                   410000      0        0
SMITH & WESSON HLDG CORP       COM              831756101     5040  2000000 SH       SOLE                  2000000      0        0
SUNCOR ENERGY INC NEW          COM              867224107     4439   174500 SH       SOLE                   174500      0        0
SUPERTEX INC                   COM              868532102     3114   180000 SH       SOLE                   180000      0        0
TERRA NOVA RTY CORP            COM              88102D103    10549  1455000 SH       SOLE                  1455000      0        0
TESORO CORP                    COM              881609101     5623   288789 SH       SOLE                   288789      0        0
THESTREET COM                  COM              88368Q103     3861  1950000 SH       SOLE                  1950000      0        0
TRAVELCENTERS OF AMERICA LLC   COM              894174101     4060  1150000 SH       SOLE                  1150000      0        0
TUESDAY MORNING CORP           COM NEW          899035505     5104  1450000 SH       SOLE                  1450000      0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     1737   405000 SH       SOLE                   405000      0        0
UNIVERSAL CORP VA              COM              913456109     7889   220000 SH       SOLE                   220000      0        0
UNIVERSAL ELECTRS INC          COM              913483103     1393    85000 SH       SOLE                    85000      0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     5463   205000 SH       SOLE                   205000      0        0
WESTERN REFNG INC              COM              959319104     2066   165789 SH       SOLE                   165789      0        0
WESTERN UN CO                  COM              959802109     3058   200000 SH       SOLE                   200000      0        0
WESTERN UN CO                  CALL             959802909      478    14250 SH  CALL SOLE                    14250      0        0



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